Stock Award Plans and Stock-based Compensation - Schedule of Stock-based Compensation Expense (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share based compensation expense	$ 146,951	$ 150,881	$ 740,304	$ 642,961	$ 814,666	$ 279,508
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share based compensation expense	29,100	24,241	94,550	77,528	103,457	12,382
Selling, General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share based compensation expense	$ 117,851	$ 126,640	$ 645,754	$ 565,433	$ 711,209	$ 267,126